EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated October 5, 2007 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 111 (“Amendment No. 111”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 111 was filed electronically with the Commission (Accession No. 0000940394-07-001185) on October 4, 2007:

Eaton Vance Arizona Municipals Fund
Eaton Vance Colorado Municipals Fund
Eaton Vance Connecticut Municipals Fund
Eaton Vance Michigan Municipals Fund
Eaton Vance Minnesota Municipals Fund
Eaton Vance New Jersey Municipals Fund
Eaton Vance Pennsylvania Municipals Fund

EATON VANCE MUNICIPALS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Assistant Secretary

Date: October 5, 2007

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